U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                                   Forum Funds
                                   Two Portland Square
                                   Portland, Maine 04101



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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                      Daily Assets Treasury Obligations Fund
                           Institutional Shares
                           Institutional Service Shares
                           Investor Shares
                      Daily Assets Government Fund
                           Institutional Shares
                           Institutional Service Shares
                      Daily Assets Government Obligations Fund
                           Institutional Shares
                           Institutional Service Shares
                           Investor Shares
                      Daily Assets Cash Fund
                           Institutional Shares
                           Institutional Service Shares
                           Investor Shares
                      Daily Assets Municipal Fund
                           Institutional Shares
                           Institutional Service Shares
                           Investor Shares

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3.   Investment Company Act File Number:      811-3023
      Securities Act File Number:              2-67052



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4(a). Last day of fiscal year for which this Form is filed:


                                   August 31, 1998

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

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4(b).           [ ] Check box if this Form is being filed late (I.E.,  more than
                90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.



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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
Form.



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5. Calculation of registration fee:

     (i)     Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                -------------------------
                                                                 $616,332,747.00
                                                       -------------------------

     (ii)    Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                           ------------------------
                                                                 $439,720,268.00
                                                        ------------------------

     (iii)    Aggregate price of securities
              redeemed or repurchased  during any
              PRIOR  fiscal  year ending no earlier
              than  October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:
                                                        ------------------------
                                                                  $10,362,356.00
                                                        ------------------------


     (iv)   Total available redemption credits         -------------------------
            [add Items 5(ii) and 5 (iii)]             -          $450,082,624.00
                                                       -------------------------

     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv)[subtract Item                   -------------------------
            5(iv) from Item 5(i)]:                               $166,250,123.00
                                                       -------------------------

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     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is          $                      -
            less than Item 5(iv)  [subtract             ------------------------
            Item 5(iv) from Item 5(i)]:

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     (vii)  Multiplier for determining registration fee
            (See Instruction C.9):
                                                       -------------------------
                                                               x         .000278
                                                       -------------------------

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)]  (enter
            "0" if no fee is due):                     -------------------------
                                                       =              $46,218.00
                                                       =========================

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

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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                       ----------------------------------
                                 0 (zero) Shares
                       ----------------------------------


     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in futurefiscal years, then state that number here:


                       ----------------------------------
                                 0 (zero) Shares
                       ----------------------------------



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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                       -------------------------
                                                      +                    $0.00
                                                       -------------------------

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8. Total amount of the  registration fee due plus any interest due [line 5(viii)
plus line 7]:

                                                       -------------------------
                                                      =               $46,218.00
                                                       -------------------------



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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: November 25, 1998.

     Method of Delivery:
                                   [X]    Wire Transfer
                                   [ ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/  Leslie K. Klenk
                                   ---------------------------------------------
                                   Leslie K. Klenk
                                   Secretary
Date:  November 27, 1998

  *Please print the name and title of the signing officer below the signature.

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